OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER CURRENT LIABILITIES [Abstract]
Accrued expenses	$ 7,439	$ 7,919
Accrued payroll and related taxes	4,255	5,692
Government institutions	5,742	6,009
Related party	2	98
Accrued dividend	3,128	4,639
Others	1,184	896
Total	$ 21,750	$ 25,253